Stock-based Compensation - Summary of Fair Value of Incentive Securities Using The Black-Scholes Model Based On The Following Assumptions (Detail) - $ / shares		3 Months Ended		6 Months Ended	12 Months Ended
		Mar. 31, 2021		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2021 Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity	[1]			5 years
Common stock price	[2]			$ 16.21
Expected volatility	[3]			90.10%
Risk-free rate	[4]			0.80%
Current stock value	[1]			$ 10.00
Dividend yield	[5]			0.00%
MAVEN TOPCO LIMITED [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	[6]	4 years 6 months			4 years 6 months	4 years 6 months	4 years 6 months
Expected volatility	[7]	30.00%			30.00%	30.00%	30.00%
Risk-free rate	[8]	1.63%					2.80%
Dividend yield	[9]	0.00%			0.00%	0.00%	0.00%
MAVEN TOPCO LIMITED [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate	[8]				0.30%	1.70%
Current stock value		$ 7.38	[7]		$ 7.41	$ 7.35	$ 7.37
MAVEN TOPCO LIMITED [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate	[8]				1.63%	2.48%
Current stock value		$ 15.14	[7]		$ 15.19	$ 15.06	$ 26.58

[1]	Based on contractual terms
[2]	Represents the publicly traded common stock price as of the Grant Date
[3]	Calculated based on comparable companies’ historical volatilities over a matching term of 5 years
[4]	Based on the U.S. Constant Maturity Treasury yield curve as of the valuation date over a matching term over 5 years
[5]	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future
[6]	The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. Given the Leaver provisions, the Company estimated the midpoint between the vesting term and estimated time to liquidity event.
[7]	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
[8]	Risk free rate was obtained from treasury notes for the expected terms noted as of the valuation date.
[9]	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.